Summary of Non Vested Restricted Stock (Details) - Restricted Stock [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-vested restricted stock, balance beginning	33,221	16,213
Non-vested restricted stock granted	20,000	29,017
Vested restricted stock
Non-vested restricted stock exercised	(35,336)	(7,730)
Non-vested restricted stock forfeited/expired	(6,382)	(4,279)
Non-vested restricted stock, balance ending	11,503	33,221